Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ March 31, 2021 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (97.1%)
	Basic Materials (4.4%)
$150	Air Products and Chemicals, Inc.	2.80%	05/15/50	$139,057
200	Braskem Netherlands Finance BV (Brazil) (a)	4.50	01/31/30	201,240
225	DuPont de Nemours, Inc.	4.493	11/15/25	254,440
150	DuPont de Nemours, Inc.	5.319	11/15/38	188,642
350	Georgia-Pacific LLC (a)	2.30	04/30/30	349,087
225	Glencore Funding LLC (Australia) (a)	2.50	09/01/30	216,547
225	Glencore Funding LLC (Australia) (a)	4.125	03/12/24	243,841
200	Inversiones CMPC SA (Chile)	3.85	01/13/30	213,574
500	Newcastle Coal Infrastructure Group Pty Ltd. (Australia) (a)	4.40	09/29/27	507,942
225	Newmont Corp.	2.25	10/01/30	219,367
200	NOVA Chemicals Corp. (Canada) (a)	4.875	06/01/24	209,375
75	Nutrition & Biosciences, Inc. (a)	2.30	11/01/30	72,760
200	POSCO (Korea, Republic of) (a)	4.00	08/01/23	214,295
50	Sherwin-Williams Co. (The)	2.30	05/15/30	49,324
100	Sherwin-Williams Co. (The)	2.95	08/15/29	104,329
				3,183,820
	Communications (9.9%)
200	Amazon.com, Inc.	2.70	06/03/60	177,803
300	AT&T, Inc. (a)	2.55	12/01/33	285,122
788	AT&T, Inc. (a)	3.55	09/15/55	722,481
53	AT&T, Inc. (a)	3.65	09/15/59	48,541
200	Baidu, Inc. (China)	1.72	04/09/26	199,495
75	Booking Holdings, Inc.	0.90	09/15/21	88,087
200	Charter Communications Operating LLC/Charter Communications Operating Capital	2.30	02/01/32	186,148
75	Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	06/01/41	71,230
125	Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	04/01/61	114,817
100	Charter Communications Operating LLC/Charter Communications Operating Capital	4.80	03/01/50	107,528
50	Charter Communications Operating LLC/Charter Communications Operating Capital	5.125	07/01/49	56,341
50	Charter Communications Operating LLC/Charter Communications Operating Capital	5.75	04/01/48	60,922
350	Comcast Corp.	1.95	01/15/31	337,384
500	Comcast Corp.	2.45	08/15/52	428,418
125	Diamond Sports Group LLC/Diamond Sports Finance Co. (a)	6.625	08/15/27	65,156
100	Fox Corp.	5.576	01/25/49	127,778
75	Juniper Networks, Inc.	2.00	12/10/30	69,137
375	Level 3 Financing, Inc. (a)	3.40	03/01/27	397,727
200	Meituan (China) (a)	2.125	10/28/25	199,326
200	Ooredoo International Finance Ltd. (Qatar) (a)	2.625	04/08/31	197,844
200	Prosus NV (China) (a)	3.68	01/21/30	206,729
200	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)	4.738	09/20/29	214,765
200	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC (a)	5.152	09/20/29	228,500
250	T-Mobile USA, Inc. (a)	2.25	11/15/31	237,825
110	T-Mobile USA, Inc.	2.875	02/15/31	106,452
225	T-Mobile USA, Inc. (a)	3.60	11/15/60	216,503
375	Tencent Holdings Ltd. (China) (a)	3.595	01/19/28	402,423
160	Twitter, Inc.	1.00	09/15/21	166,300
200	Verizon Communications, Inc.	1.50	09/18/30	183,862

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ March 31, 2021 (unaudited) continued

100	Verizon Communications, Inc.	2.65	11/20/40	91,522
580	Verizon Communications, Inc. (a)	2.987	10/30/56	513,059
50	Verizon Communications, Inc.	3.40	03/22/41	50,831
100	Vodafone Group PLC (United Kingdom)	4.375	02/19/43	111,525
429	Walt Disney Co. (The)	2.75	09/01/49	393,522
70	Walt Disney Co. (The)	3.60	01/13/51	74,687
				7,139,790
	Consumer, Cyclical (7.1%)
250	7-Eleven, Inc. (a)	1.80	02/10/31	233,778
168	Alaska Airlines 2020-1 Class A Pass Through Trust (a)	4.80	02/15/29	184,577
110	American Airlines Inc/AAdvantage Loyalty IP Ltd. (a)	5.75	04/20/29	117,139
150	Daimler Finance North America LLC (Germany) (a)	3.30	05/19/25	161,132
200	Delta Air Lines, Inc., Series AA	3.204	04/25/24	207,526
150	Dollar General Corp.	4.125	04/03/50	166,587
250	Ford Motor Credit Co., LLC	4.389	01/08/26	263,120
300	General Motors Co.	6.60	04/01/36	389,966
50	General Motors Financial Co., Inc.	2.35	01/08/31	47,810
50	General Motors Financial Co., Inc.	3.85	01/05/28	53,914
100	General Motors Financial Co., Inc.	4.35	01/17/27	111,161
150	Home Depot, Inc. (The)	1.375	03/15/31	138,899
125	Home Depot, Inc. (The)	2.375	03/15/51	107,493
150	Home Depot, Inc. (The)	2.50	04/15/27	158,100
75	Hyundai Capital America (a)	2.375	02/10/23	77,036
625	Hyundai Capital America (a)	3.00	02/10/27	651,267
289	JetBlue Pass Through Trust, Series AA	2.75	11/15/33	291,567
225	Kohl's Corp.	3.375	05/01/31	225,654
375	Las Vegas Sands Corp.	3.20	08/08/24	391,226
100	Marriott International, Inc., Series HH	2.85	04/15/31	98,230
175	NIKE, Inc.	3.375	03/27/50	184,044
275	Nissan Motor Co. Ltd. (Japan) (a)	3.043	09/15/23	287,878
200	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	201,855
150	Ross Stores, Inc.	0.875	04/15/26	145,272
222	Walmart, Inc.	2.95	09/24/49	219,001
				5,114,232
	Consumer, Non-Cyclical (11.9%)
400	AbbVie, Inc.	4.25	11/21/49	453,389
175	Altria Group, Inc.	3.40	02/04/41	162,599
125	Altria Group, Inc.	3.875	09/16/46	121,476
75	Amgen, Inc.	3.375	02/21/50	75,106
25	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.35	06/01/40	28,339
50	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.375	04/15/38	56,900
375	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.50	06/01/50	426,199
175	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.60	04/15/48	200,819
175	Anthem, Inc.	2.25	05/15/30	172,370
325	Automatic Data Processing, Inc.	1.25	09/01/30	298,003
125	BAT Capital Corp. (United Kingdom)	2.726	03/25/31	121,048
375	BAT Capital Corp. (United Kingdom)	3.557	08/15/27	399,415
150	BAT Capital Corp. (United Kingdom)	3.734	09/25/40	143,102
250	Boston Scientific Corp.	2.65	06/01/30	252,618
125	Campbell Soup Co.	3.125	04/24/50	116,809
150	Cigna Corp.	2.40	03/15/30	148,848
75	Cigna Corp.	4.90	12/15/48	92,088
250	Clorox Co. (The)	1.80	05/15/30	238,344
350	Coca-Cola Femsa SAB de CV (Mexico)	2.75	01/22/30	352,219
200	Conagra Brands, Inc.	1.375	11/01/27	192,900
225	Conagra Brands, Inc.	4.60	11/01/25	255,623
877	CVS Health Corp.	1.875	02/28/31	824,486
225	DP World PLC (United Arab Emirates) (a)	5.625	09/25/48	264,649
75	Gilead Sciences, Inc.	2.80	10/01/50	66,788

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ March 31, 2021 (unaudited) continued

	200	Global Payments, Inc.	2.90	05/15/30		204,326
EUR	100	Grifols SA (Spain) (a)	2.25	11/15/27		118,882
	$250	GSK Finance No 3 PLC (United Kingdom) (a)(b)	0.00	06/22/23		270,625
	150	HCA, Inc.	5.25	06/15/49		183,987
	500	Imperial Brands Finance PLC (United Kingdom) (a)	3.125	07/26/24		528,806
	175	Keurig Dr Pepper, Inc.	3.35	03/15/51		174,624
	225	Kimberly-Clark de Mexico SAB de CV (Mexico) (a)	2.431	07/01/31		219,927
	124	PayPal Holdings, Inc.	2.30	06/01/30		122,987
	232	PayPal Holdings, Inc.	2.85	10/01/29		241,972
EUR	100	Q-Park Holding I BV (Netherlands) (a)	1.50	03/01/25		113,156
	$150	Royalty Pharma PLC (a)	2.20	09/02/30		143,384
	75	Royalty Pharma PLC (a)	3.55	09/02/50		71,663
	175	Smithfield Foods, Inc. (a)	5.20	04/01/29		200,982
	125	Stryker Corp.	2.90	06/15/50		118,283
	325	Transurban Finance Co. Pty Ltd. (Australia) (a)	2.45	03/16/31		316,385
	100	Viatris, Inc. (a)	4.00	06/22/50		102,167
						8,596,293
		Energy (10.0%)
	325	Aker BP ASA (Norway) (a)	4.75	06/15/24		333,502
	200	APT Pipelines Ltd. (Australia) (a)	4.20	03/23/25		217,941
	75	BP Capital Markets America, Inc.	3.379	02/08/61		69,659
	175	BP Capital Markets PLC (United Kingdom)	4.375	06/22/25	(c)	185,553
	175	BP Capital Markets PLC (United Kingdom)	4.875	03/22/30	(c)	187,906
	375	Canadian Natural Resources Ltd. (Canada)	2.95	01/15/23		389,281
	75	Chevron Corp.	3.078	05/11/50		71,899
	175	Chevron USA, Inc.	2.343	08/12/50		145,883
	250	Cimarex Energy Co.	3.90	05/15/27		272,374
	100	ConocoPhillips (a)	4.875	10/01/47		121,779
	275	Diamondback Energy, Inc.	3.125	03/24/31		274,779
	225	Diamondback Energy, Inc.	3.25	12/01/26		237,432
	100	Enbridge, Inc. (Canada)	3.125	11/15/29		104,059
	100	Energy Transfer Operating LP	5.00	05/15/50		103,663
	125	Enterprise Products Operating LLC	3.95	01/31/60		125,602
	250	Enterprise Products Operating LLC	4.20	01/31/50		267,066
	100	Equinor ASA (Norway)	3.70	04/06/50		106,579
	125	Exxon Mobil Corp.	3.452	04/15/51		126,465
	350	Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) (a)	1.75	09/30/27		350,379
	100	Kinder Morgan, Inc.	3.60	02/15/51		93,341
	150	Marathon Petroleum Corp.	4.70	05/01/25		168,711
	250	Midwest Connector Capital Co. LLC (a)	3.625	04/01/22		253,643
	100	MPLX LP	5.20	12/01/47		113,652
	175	ONEOK, Inc.	3.10	03/15/30		176,419
	25	ONEOK, Inc.	4.45	09/01/49		24,975
	50	ONEOK, Inc.	5.20	07/15/48		54,782
	125	Phillips 66	2.15	12/15/30		118,407
	200	Rockies Express Pipeline LLC (a)	3.60	05/15/25		200,875
	475	Sabine Pass Liquefaction LLC	4.50	05/15/30		534,003
	330	Saudi Arabian Oil Co. (Saudi Arabia) (a)	2.25	11/24/30		316,430
	125	Shell International Finance BV (Netherlands)	3.125	11/07/49		120,798
	25	Spectra Energy Partners LP	4.50	03/15/45		27,000
	250	Suncor Energy, Inc. (Canada)	3.75	03/04/51		243,696
	175	Sunoco Logistics Partners Operations LP	3.90	07/15/26		188,518
	100	Sunoco Logistics Partners Operations LP	4.00	10/01/27		107,604
	125	Transcontinental Gas Pipe Line Co. LLC	3.95	05/15/50		128,329
	200	Transportadora de Gas Internacional SA ESP (Colombia) (a)	5.55	11/01/28		227,494
	150	Western Midstream Operating LP	4.35	02/01/25		155,489
	225	Williams Cos., Inc. (The)	4.85	03/01/48		250,185
						7,196,152
		Finance (34.5%)
	75	Aflac, Inc.	4.75	01/15/49		93,109

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ March 31, 2021 (unaudited) continued

100	Air Lease Corp.	2.875	01/15/26		103,830
300	Air Lease Corp.	3.75	06/01/26		320,963
125	Alexandria Real Estate Equities, Inc.	1.875	02/01/33		113,828
200	Allstate Corp. (The)	1.45	12/15/30		183,487
200	Ally Financial, Inc.	8.00	11/01/31		278,858
125	American International Group, Inc.	3.875	01/15/35		136,208
175	American International Group, Inc.	3.90	04/01/26		193,375
175	AmFam Holdings, Inc. (a)	2.805	03/11/31		173,845
225	Aon Corp.	2.80	05/15/30		230,285
125	Arch Capital Group Ltd.	3.635	06/30/50		125,572
200	Australia & New Zealand Banking Group Ltd. (Australia) (a)	2.57	11/25/35		188,238
325	Avolon Holdings Funding Ltd. (Ireland) (a)	2.875	02/15/25		324,154
175	Banco de Credito del Peru (Peru) (a)	2.70	01/11/25		180,490
250	Banco Santander Chile (Chile) (a)	2.70	01/10/25		261,730
633	Bank of America Corp.	2.676	06/19/41		593,916
400	Bank of America Corp.	3.248	10/21/27		430,252
125	Bank of America Corp.	6.11	01/29/37		165,887
375	Bank of America Corp., Series N	2.651	03/11/32		376,284
375	Barclays PLC (United Kingdom)	2.852	05/07/26		392,944
175	Belrose Funding Trust (a)	2.33	08/15/30		168,899
300	BNP Paribas SA (France) (a)	2.824	01/26/41		270,171
250	BPCE SA (France) (a)	4.00	09/12/23		269,675
400	BPCE SA (France) (a)	5.15	07/21/24		448,060
250	Brown & Brown, Inc.	2.375	03/15/31		240,882
175	Brown & Brown, Inc.	4.20	09/15/24		192,518
425	Chubb INA Holdings, Inc.	1.375	09/15/30		388,597
100	Citigroup, Inc.	2.572	06/03/31		100,003
498	Citigroup, Inc.	2.666	01/29/31		500,941
450	Citigroup, Inc.	4.412	03/31/31		514,126
200	Commerzbank AG (Germany) (a)	8.125	09/19/23		228,924
200	Commonwealth Bank of Australia (Australia) (a)	3.305	03/11/41		194,331
250	Credit Agricole SA (France) (a)	4.125	01/10/27		280,207
550	Credit Suisse Group AG (Switzerland) (a)	2.593	09/11/25		570,619
175	Digital Realty Trust LP	3.60	07/01/29		188,238
150	Digital Realty Trust LP	4.45	07/15/28		169,883
375	Duke Realty LP	1.75	07/01/30		349,846
225	Equinix, Inc.	1.55	03/15/28		215,283
175	Equinix, Inc.	2.95	09/15/51		154,359
50	Equitable Financial Life Global Funding (a)	1.40	08/27/27		48,287
350	Equitable Financial Life Global Funding (a)	1.75	11/15/30		327,067
350	Fairfax Financial Holdings Ltd. (Canada) (a)	3.375	03/03/31		349,119
175	Five Corners Funding Trust II (a)	2.85	05/15/30		180,497
150	GA Global Funding Trust (a)	1.625	01/15/26		149,929
250	GE Capital International Funding Co., Unlimited Co.	4.418	11/15/35		286,506
550	Global Atlantic Fin Co. (a)	4.40	10/15/29		580,491
200	GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/30		208,425
775	Goldman Sachs Group, Inc. (The)	1.992	01/27/32		736,159
200	Grupo Aval Ltd. (Colombia) (a)	4.375	02/04/30		202,308
375	High Street Funding Trust I (a)	4.111	02/15/28		417,911
550	HSBC Holdings PLC (United Kingdom)	1.589	05/24/27		541,664
250	HSBC Holdings PLC (United Kingdom)	4.375	11/23/26		278,658
250	HSBC Holdings PLC (United Kingdom)	4.00	03/09/26	(c)	249,375
250	ING Groep N.V. (Netherlands) (a)	4.625	01/06/26		283,620
375	Intercontinental Exchange, Inc.	1.85	09/15/32		343,759
325	Itau Unibanco Holding SA (Brazil) (a)	2.90	01/24/23		332,176
1,275	JPMorgan Chase & Co.	1.953	02/04/32		1,209,467
50	JPMorgan Chase & Co.	3.964	11/15/48		55,234
100	Kilroy Realty LP	2.50	11/15/32		94,147
75	Kilroy Realty LP	3.05	02/15/30		75,593
175	Kimco Realty Corp.	3.70	10/01/49		176,066
400	LeasePlan Corp. (Netherlands) (a)	2.875	10/24/24		420,979

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ March 31, 2021 (unaudited) continued

	275	Lloyds Banking Group PLC (United Kingdom)	3.574	11/07/28	297,127
	300	Marsh & McLennan Cos., Inc.	5.875	08/01/33	394,861
	200	MDC GMTN BV (United Arab Emirates) (a)	4.50	11/07/28	232,116
	150	Metropolitan Life Global Funding I (a)	2.95	04/09/30	156,485
	325	National Australia Bank Ltd. (Australia) (a)	2.332	08/21/30	307,647
	425	Nationwide Building Society (United Kingdom) (a)	4.363	08/01/24	459,110
	575	Natwest Group PLC (United Kingdom)	3.875	09/12/23	616,834
	250	Omega Healthcare Investors, Inc.	3.25	04/15/33	240,088
	200	Oversea-Chinese Banking Corp. Ltd. (Singapore) (a)	1.832	09/10/30	198,382
	250	Pine Street Trust I (a)	4.572	02/15/29	281,276
	50	Progressive Corp. (The)	3.20	03/26/30	53,770
	25	Progressive Corp. (The)	4.00	03/01/29	28,388
	450	Prologis LP	1.25	10/15/30	408,748
	110	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. (a)	3.875	03/01/31	106,150
	231	Realty Income Corp.	0.75	03/15/26	222,756
	110	SBA Communications Corp. (a)	3.125	02/01/29	105,864
	225	Shinhan Bank Co., Ltd. (Korea, Republic of) (a)	4.00	04/23/29	245,609
	200	Shinhan Financial Group Co. Ltd. (Korea, Republic of) (a)	1.35	01/10/26	198,622
	350	Societe Generale SA (France) (a)	2.625	01/22/25	362,979
	475	Standard Chartered PLC (United Kingdom) (a)	0.991	01/12/25	472,668
	550	SVB Financial Group	1.80	02/02/31	508,238
	125	TD Ameritrade Holding Corp.	3.30	04/01/27	135,945
	125	Visa, Inc.	2.70	04/15/40	122,688
	400	Wells Fargo & Co.	2.572	02/11/31	402,483
	400	Wells Fargo & Co.	3.068	04/30/41	393,085
	100	Westpac Banking Corp. (Australia)	2.668	11/15/35	95,015
					24,907,188
		Industrials (6.7%)
	225	Agilent Technologies, Inc.	2.30	03/12/31	219,380
	325	Aviation Capital Group LLC (a)	4.375	01/30/24	345,799
	275	Berry Global, Inc. (a)	1.57	01/15/26	271,004
	151	Berry Global, Inc. (a)	4.875	07/15/26	159,939
	100	Boeing Co. (The)	1.167	02/04/23	101,353
	125	Boeing Co. (The)	2.95	02/01/30	124,748
	50	Boeing Co. (The)	3.25	02/01/35	48,509
	50	Boeing Co. (The)	3.95	08/01/59	48,158
	250	Boeing Co. (The)	5.15	05/01/30	288,248
	125	Burlington Northern Santa Fe LLC	3.05	02/15/51	121,371
	175	Burlington Northern Santa Fe LLC	3.30	09/15/51	176,030
	50	Burlington Northern Santa Fe LLC	4.55	09/01/44	59,296
	165	Embraer Netherlands Finance BV (Brazil)	5.40	02/01/27	172,347
	175	General Electric Co.	4.35	05/01/50	194,735
	510	Heathrow Funding Ltd. (United Kingdom) (a)	4.875	07/15/23	515,037
	150	John Deere Capital Corp.	2.45	01/09/30	152,468
	150	Johnson Controls International plc/Tyco Fire & Security Finance SCA	1.75	09/15/30	140,803
	250	Masco Corp.	2.00	02/15/31	237,399
	475	NTT Finance Corp. (Japan) (a)	1.591	04/03/28	464,026
	300	Silgan Holdings, Inc. (a)	1.40	04/01/26	294,000
EUR	100	Standard Industries, Inc. (a)	2.25	11/21/26	119,327
	$200	Union Pacific Corp. (a)	2.973	09/16/62	178,474
	275	Vontier Corp. (a)	2.95	04/01/31	268,977
	175	Waste Management, Inc.	1.15	03/15/28	165,890
					4,867,318
		Technology (5.7%)
	175	Activision Blizzard, Inc.	2.50	09/15/50	147,147
	61	Akamai Technologies, Inc.	0.375	09/01/27	66,452
	475	Apple, Inc.	2.65	02/08/51	434,916
	50	Broadcom, Inc. (a)	2.45	02/15/31	47,231

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ March 31, 2021 (unaudited) continued

250	Broadcom, Inc.	4.15	11/15/30	270,156
175	Citrix Systems, Inc.	1.25	03/01/26	172,161
50	Dell International LLC/EMC Corp. (a)	5.85	07/15/25	58,334
350	Dell International LLC/EMC Corp. (a)	6.02	06/15/26	414,708
75	Intel Corp.	3.25	11/15/49	75,567
250	International Business Machines Corp.	2.85	05/15/40	241,702
100	International Business Machines Corp.	2.95	05/15/50	93,303
125	J2 Global, Inc. (a)	1.75	11/01/26	147,109
350	Microsoft Corp.	2.525	06/01/50	319,340
50	Microsoft Corp.	2.921	03/17/52	49,402
175	NVIDIA Corp.	3.50	04/01/50	185,174
275	NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands) (a)	3.40	05/01/30	290,831
150	Oracle Corp.	3.85	04/01/60	147,478
250	Oracle Corp.	3.95	03/25/51	258,168
144	Pure Storage, Inc.	0.125	04/15/23	159,597
225	TSMC Global Ltd. (Taiwan) (a)	0.75	09/28/25	219,910
149	Verint Systems, Inc.	1.50	06/01/21	168,191
125	Western Digital Corp.	1.50	02/01/24	128,297
				4,095,174
	Utilities (6.9%)
250	Ameren Illinois Co.	1.55	11/15/30	233,400
225	American Electric Power Co., Inc., Series N	1.00	11/01/25	220,676
350	Berkshire Hathaway Energy Co.	2.85	05/15/51	314,529
175	Cleveland Electric Illuminating Co. (The) (a)	4.55	11/15/30	194,518
200	Consorcio Transmantaro SA (Peru) (a)	4.70	04/16/34	226,328
100	Consumers Energy Co.	2.50	05/01/60	83,326
150	Consumers Energy Co.	3.50	08/01/51	158,327
175	DTE Electric Co.	2.95	03/01/50	166,476
50	Duke Energy Corp.	4.20	06/15/49	53,445
97	Duke Energy Indiana LLC	2.75	04/01/50	87,323
152	Duke Energy Indiana LLC, Series YYY	3.25	10/01/49	150,281
175	Entergy Arkansas LLC	3.50	04/01/26	191,404
100	Entergy Texas, Inc.	3.55	09/30/49	99,787
100	FirstEnergy Corp., Series C	3.40	03/01/50	87,961
50	Georgia Power Co., Series A	3.25	03/15/51	47,955
50	Indiana Michigan Power Co.	4.25	08/15/48	57,168
150	Interstate Power and Light Co.	2.30	06/01/30	148,257
100	Interstate Power and Light Co.	3.50	09/30/49	99,333
325	NextEra Energy Capital Holdings, Inc.	2.25	06/01/30	318,243
175	NiSource, Inc.	1.70	02/15/31	162,379
200	NiSource, Inc.	2.95	09/01/29	206,237
150	Northern States Power Co.	2.90	03/01/50	143,838
105	NRG Energy, Inc. (a)	3.625	02/15/31	102,572
225	Oglethorpe Power Corp.	5.05	10/01/48	265,738
175	Pacific Gas and Electric Co.	3.30	08/01/40	158,946
125	PECO Energy Co.	3.05	03/15/51	122,495
175	Public Service Co. of Colorado, Series 34	3.20	03/01/50	175,695
150	Southern California Edison Co.	4.00	04/01/47	154,765
425	Southern Co. (The)	4.40	07/01/46	474,379
100	Virginia Electric and Power Co.	2.45	12/15/50	85,602
				4,991,383
	Total Corporate Bonds (Cost $70,220,319)			70,091,350

	Short-Term Investments (2.9%)
	U.S. Treasury Security (1.2%)
889	U.S. Treasury Bill (d)(e) (Cost $888,865)	0.088	06/03/21	888,984

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ March 31, 2021 (unaudited) continued

NUMBER OF SHARES (000)
	Investment Company (1.7%)
1,225	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $1,225,438)		1,225,438
	Total Short-Term Investments (Cost $2,114,303)		2,114,422

	Total Investments (Cost $72,334,622) (g)(h)(i)	100.0%	72,205,772
	Liabilities in Excess of Other Assets	0.0	(16,695)
	Net Assets	100.0%	$72,189,077

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2021.
(d)	Rate shown is the yield to maturity at March 31, 2021.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2021, advisory fees paid were reduced by $210, relating to the Fund's investment in the Liquidity Funds.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.
(h)	Securities are available for collateral in connection with purchase of an open foreign currency exchange contract and futures contracts.
(i)	At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,280,509 and the aggregate gross unrealized depreciation is $2,183,680, resulting in net unrealized appreciation of $96,829.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at March 31, 2021:

	CONTRACTS		IN EXCHANGE	DELIVERY	UNREALIZED
COUNTERPARTY	TO DELIVER		FOR	DATE	APPRECIATION
JPMorgan Chase Bank NA	EUR	256,408	$312,073	05/25/21	$11,076

Futures Contracts:
The Fund had the following futures contracts open at March 31, 2021:

	NUMBER					UNREALIZED
	OF	EXPIRATION		NOTIONAL AMOUNT		APPRECIATION
	CONTRACTS	DATE		(000)	VALUE	(DEPRECIATION)
Long:
U.S. Treasury 2 yr. Note	29	Jun-21		$5,800	$6,401,070	$(6,148)
U.S. Treasury 30 yr. Bond	39	Jun-21		3,900	6,029,156	(239,695)
U.S. Treasury 10 yr. Note	10	Jun-21		1,000	1,309,375	(10,994)
U.S. Treasury 5 yr. Note	10	Jun-21		1,000	1,233,985	(15,492)
Short:
German Euro Bund	1	Jun-21	EUR	(100)	(200,860)	229
U.S. Treasury Ultra Long Bond	7	Jun-21		$(700)	(1,268,531)	53,281
U.S. Treasury Ultra Long Bond	87	Jun-21		(8,700)	(12,500,813)	433,422
						$214,603

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments ▪ March 31, 2021 (unaudited) continued

Currency Abbreviations:

EUR	Euro.
USD	United States Dollar.

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments ▪ March 31, 2021 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange ("NYSE"); (5) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price) prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (6) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021.

		Level 2
	Level 1	Other	Level 3
	Unadjusted	significant	Significant
	quoted	observable	unobservable
Investment Type	prices	inputs	inputs	Total

Assets:
Fixed Income Securities
Corporate Bonds	$—	$70,091,350	$—	$70,091,350
Short-Term Investments
U.S. Treasury Security	—	888,984	—	888,984
Investment Company	1,225,438	—	—	1,225,438
Total Short-Term Investments	1,225,438	888,984	—	2,114,422
Foreign Currency Forward Exchange Contract	—	11,076	—	11,076
Futures Contracts	486,932	—	—	486,932
Total Assets	1,712,370	70,991,410	—	72,703,780
Liabilities:
Futures Contracts	(272,329)	—	—	(272,329)
Total	$1,440,041	$70,991,410	$—	$72,431,451

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.